Income tax - Reconciliation of Income Taxes Computed at the French Statutory Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Applicable tax rate	25.00%	26.50%	28.00%
Loss before income taxes	$ (6,260)	$ (19,638)	$ (53,580)
At France’s statutory income tax rate of 28% in 2020, 26.5% in 2021 and 25% in 2022	(1,565)	(5,204)	(15,002)
Non-deductible share-based payment expense	1,369	1,361	836
Tax credits	(1,156)	(1,677)	(1,364)
Impact of the extinguishment of the convertible debts after amendment	119		398
Impact of debt reimbursement		1,372
Permanent differences and other	503	168	914
Withholding tax	2,250	0	0
Unrecognized benefit of tax losses carryforward	1,228	4,605	15,154
Income tax expense (benefit)	$ 2,748	$ 625	$ 936